Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 9 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	December 31, 2019	December 31, 2018
Buildings	$10,895,449	$11,032,207
Machinery and equipment	2,833,771	2,858,928
Transportation equipment	883,577	518,612
Office equipment	118,985	37,518
Leasehold improvements	613,717	551,582
Subtotal	15,345,499	14,998,846
Less: accumulated depreciation	(3,456,126)	(2,482,952)
Property, plant and equipment, net	$11,889,373	$12,515,894

Depreciation expense was $931,422, $1,134,136 and $884,947 for the years ended December 31, 2019, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Group disposed of certain obsolete machinery equipment for no proceeds and recognized a loss of $283,487 and $12,179 respectively.